UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715
Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2017 – August 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares		Value
COMMON STOCKS† - 1.3%
Energy - 0.9%
SandRidge Energy, Inc.*,7	58,927		$1,014,722
Approach Resources, Inc.*	95,220		264,712
Titan Energy LLC*,1,7	27,133		81,399
Total Energy			1,360,833
Technology - 0.4%
Aspect Software Parent, Inc.*,†††,1,2,3	57,610		593,379
Qlik Technologies, Inc.*,†††,1,2	56		60,768
Qlik Technologies, Inc.*,†††,1,2	13,812		13,579
Qlik Technologies, Inc.*,††,1	3,600		—
Total Technology			667,726
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1,2,3	33,098		49,316
*,1,2,3	–		–
Industrial - 0.0%
Ursa Insulation B.V.*,†††,1,2	5,282		1
*,1,2	–		–
Total Common Stocks
(Cost $5,297,589)			2,077,876
PREFERRED STOCKS† - 1.4%
Financial - 0.7%
Bank of America Corp., Series X 6.25%*,[4,5]	1,150,000		1,263,850
Sparta Escrow due 09/6/18*,†††,2	6,727		6,727
Total Financial			1,270,577
*,4,5	–		–
Industrial - 0.7%
Seaspan Corp. 6.38% due 04/30/19[1,7]	42,765		1,102,482
*,2	–		–
Total Preferred Stocks
(Cost $2,208,193)			2,373,059
WARRANTS†† - 0.0%
Comstock Resources, Inc.
expiring 09/06/18	6,119		39,223
Total Warrants
(Cost $49,782)			39,223
EXCHANGE-TRADED FUNDS† - 3.1%
SPDR Bloomberg Barclays High Yield Bond ETF	84,000		3,129,840
iShares iBoxx $ High Yield Corporate Bond ETF	22,750		2,015,650
Total Exchange-Traded Funds
(Cost $5,048,918)			5,145,490
MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.87%[6]	468,856		468,856
Total Money Market Fund
(Cost $468,856)			468,856

	Face
	Amount	~	Value
CORPORATE BONDS†† - 77.3%
Communications - 16.2%
MDC Partners, Inc.
6.50% due 05/01/24[7,8]	3,925,000		3,910,281

	Face Amount	~	Value
CORPORATE BONDS†† - 77.3% (continued)
Communications - 16.2% (continued)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7,8]	3,815,000		$3,652,862
DISH DBS Corp.
5.88% due 11/15/24[7]	2,300,000		2,481,124
7.75% due 07/01/26	850,000		997,688
SFR Group S.A.
7.38% due 05/01/26[7,8]	2,600,000		2,808,051
Sprint Communications, Inc.
9.00% due 11/15/18[7,8]	2,200,000		2,376,000
Cengage Learning, Inc.
9.50% due 06/15/24[7,8]	2,700,000		2,315,250
EIG Investors Corp.
10.88% due 02/01/24[7]	2,000,000		2,230,000
CSC Holdings LLC
5.25% due 06/01/24[7]	1,350,000		1,385,438
6.75% due 11/15/21[7]	400,000		442,120
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP 1,000,000		1,349,443
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[7]	1,250,000		1,271,100
Comcast Corp.
3.20% due 07/15/36[7]	700,000		651,701
AMC Networks, Inc.
4.75% due 08/01/25	350,000		351,313
EW Scripps Co.
5.13% due 05/15/25[8]	275,000		278,438
Total Communications			26,500,809
Consumer, Non-cyclical - 13.1%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[7,8]	3,375,000		3,425,625
Vector Group Ltd.
6.13% due 02/01/25[7,8]	2,850,000		2,921,250
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[7,8]	2,651,000		2,704,020
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[7,8]	1,325,000		1,406,156
6.50% due 03/15/22[7,8]	650,000		681,688
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[7,8]	1,950,000		1,953,704
Tenet Healthcare Corp.
7.00% due 08/01/25[7]	900,000		881,721
7.50% due 01/01/22[7,8]	600,000		646,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[7,8]	1,275,000		1,278,188
Bumble Bee Holdco SCA
9.63% due 03/15/18[8,9]	1,105,000		1,107,321
Halyard Health, Inc.
6.25% due 10/15/22[7]	925,000		963,156

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	~	Value
CORPORATE BONDS†† - 77.3% (continued)
Consumer, Non-cyclical - 13.1% (continued)
Post Holdings, Inc.
5.75% due 03/01/27[8]	900,000		$931,500
Beverages & More, Inc.
11.50% due 06/15/22[8]	900,000		846,000
HCA, Inc.
5.50% due 06/15/47	700,000		723,625
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[8]	575,000		593,688
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24[7]	500,000		477,250
Total Consumer, Non-cyclical			21,541,392
Energy - 12.5%
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[7,8]	4,000,000		3,980,000
CONSOL Energy, Inc.
8.00% due 04/01/23[7]	2,500,000		2,637,500
Unit Corp.
6.63% due 05/15/21[7]	2,500,000		2,456,249
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25[7]	1,500,000		1,545,000
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24[7]	1,275,000		1,367,437
Comstock Resources, Inc.
10.00% due 03/15/20[7]	1,325,000		1,315,063
Gibson Energy, Inc.
5.25% due 07/15/24[8]	CAD 1,200,000		958,582
6.75% due 07/15/21[8]	215,000		222,525
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[7,8]	1,200,000		792,000
6.38% due 06/15/23[7]	400,000		228,000
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[7,8]	970,000		973,638
QEP Resources, Inc.
6.88% due 03/01/21[7]	700,000		726,250
FTS International, Inc.
8.75% (3 Month LIBOR + 750 bps) due 06/15/20[4,7,8]	665,000		674,975
Whiting Petroleum Corp.
5.75% due 03/15/21[7]	550,000		517,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	750,000		457,500

	Face Amount	~	Value
CORPORATE BONDS†† - 77.3% (continued)
Energy - 12.5% (continued)
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25[7]	400,000		405,000
6.25% due 04/01/23[7]	50,000		51,625
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7,10]	2,200,000		407,000
TerraForm Power Operating LLC
6.13% due 06/15/25[7,8,11]	250,000		265,000
Murphy Oil Corp.
5.75% due 08/15/25	225,000		227,925
Trinidad Drilling Ltd.
6.63% due 02/15/25[8]	200,000		185,000
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[7,10,12]	825,233		82,523
Total Energy			20,475,792
Financial - 10.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[7,8]	1,700,000		1,751,001
7.50% due 04/15/21[7,8]	1,500,000		1,545,000
6.88% due 04/15/22[7,8]	650,000		650,000
7.25% due 08/15/24[8]	600,000		597,000
Lincoln Finance Ltd.
6.88% due 04/15/21	EUR 1,750,000		2,221,250
FBM Finance, Inc.
8.25% due 08/15/21[7,8]	1,600,000		1,708,000
Majid AL Futtaim Holding
7.13% [5]	1,500,000		1,560,987
Citigroup, Inc., Series M
6.30% (3 Month LIBOR + 342 bps) [4,5,7]	1,100,000		1,197,625
GEO Group, Inc.
6.00% due 04/15/26[7]	775,000		798,250
5.88% due 10/15/24	350,000		362,250
NewStar Financial, Inc.
7.25% due 05/01/20[7]	1,125,000		1,154,531
American Equity Investment Life Holding Co.
5.00% due 06/15/27	750,000		788,211
Prosight Global Inc.
7.50% due 11/26/20†††,1,7	650,000		687,210
PNC Financial Services Group, Inc.
5.00% (3 Month LIBOR + 330 bps) [4,5]	550,000		574,750
Greystar Real Estate Partners LLC
8.25% due 12/01/22[8]	450,000		483,750
USIS Merger Sub, Inc.
6.88% due 05/01/25[8]	400,000		407,500
NFP Corp.
6.88% due 07/15/25[8]	375,000		380,625

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	~	Value
CORPORATE BONDS†† - 77.3% (continued)
Financial - 10.4% (continued)
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[8]	200,000		$206,250
Total Financial			17,074,190
Consumer, Cyclical - 7.5%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21[7]	1,750,000		1,666,874
6.75% due 06/15/23[7]	950,000		900,125
Nathan's Famous, Inc.
10.00% due 03/15/20[7,8]	1,800,000		1,894,499
WMG Acquisition Corp.
6.75% due 04/15/22[7,8]	1,550,000		1,627,500
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22[7]	1,390,000		1,323,975
L Brands, Inc.
6.75% due 07/01/36[7]	650,000		615,648
7.60% due 07/15/37	250,000		246,250
6.88% due 11/01/35	175,000		167,563
Tesla, Inc.
5.30% due 08/15/25[7,8]	800,000		788,960
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27	750,000		702,188
TVL Finance PLC
8.50% due 05/15/23	GBP 450,000		647,290
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[7]	650,000		640,250
PetSmart, Inc.
5.88% due 06/01/25[8]	575,000		513,188
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[7]	400,000		426,000
CalAtlantic Group, Inc.
5.00% due 06/15/27	145,000		145,363
Total Consumer, Cyclical			12,305,673
Technology - 4.6%
Epicor Software
9.55% due 06/21/23†††,1,2,7	3,000,000		2,931,000
Micron Technology, Inc.
7.50% due 09/15/23[7]	1,375,000		1,524,532
5.25% due 08/01/23[7,8]	925,000		963,156
Infor US, Inc.
6.50% due 05/15/22[7]	1,800,000		1,836,000
Ascend Learning LLC
6.88% due 08/01/25[8]	250,000		260,000
Total Technology			7,514,688
Utilities - 3.7%
Terraform Global Operating LLC
9.75% due 08/15/22[8]	3,545,000		3,948,244
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7,8]	1,300,000		1,365,000

	Face Amount	~	Value
CORPORATE BONDS†† - 77.3% (continued)
Utilities - 3.7% (continued)
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27[7]	750,000		$757,500
Total Utilities			6,070,744
Basic Materials - 3.4%
Eldorado Gold Corp.
6.13% due 12/15/20[7,8]	1,900,000		1,933,250
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[7,8]	1,000,000		1,117,500
GCP Applied Technologies, Inc.
9.50% due 02/01/23[7,8]	875,000		984,375
Constellium N.V.
7.88% due 04/01/21[7,8]	750,000		796,875
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[8]	700,000		733,250
Mirabela Nickel Ltd.
9.50% due 06/24/19[1,10]	1,279,819		63,991
New Day Aluminum
10.00% due 10/28/20†††,1,2,9	5,485		5,485
Total Basic Materials			5,634,726
Industrial - 3.3%
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[8]	1,365,000		1,515,149
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[7]	1,000,000		1,127,500
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7,8]	850,000		913,750
Ardagh Packaging Finance PLC
6.75% due 05/15/24	EUR 600,000		800,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,2,7,8	390,212		388,215
Tutor Perini Corp.
6.88% due 05/01/25[8]	350,000		376,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[7,8]	225,000		248,198
Total Industrial			5,369,062
Diversified - 1.9%
HRG Group, Inc.
7.88% due 07/15/19[7]	3,000,000		3,056,250
Banks & Credit - 0.7%
UPCB FINANCE VII LTD
3.63% due 06/15/29	EUR 1,000,000		1,180,024
Total Corporate Bonds
(Cost $125,787,353)			126,723,350
SENIOR FLOATING RATE INTERESTS††,4 - 41.7%
Technology - 8.5%
Advanced Computer Software
10.81% (3 Month LIBOR + 950 bps) due 01/31/23[1]	2,250,000		2,077,493
6.82% (3 Month LIBOR + 550 bps) due 03/18/22	872,469		859,382

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 41.7% (continued)
Technology - 8.5% (continued)
Lytx, Inc.
7.99% (1 Month LIBOR + 675 bps) due 08/31/23	2,842,105		$2,771,841
TIBCO Software, Inc.
4.74% (1 Month LIBOR + 350 bps) due 12/04/20	2,639,368		2,644,541
Planview, Inc.
10.99% (3 Month LIBOR + 975 bps) due 07/27/23†††,1,2	2,000,000		1,972,835
Aspect Software, Inc.
11.23% (1 Month LIBOR + 1000 bps) due 05/25/20[3]	1,279,752		1,254,157
11.20% (1 Month LIBOR + 1000 bps) due 05/25/18†††,1,2,3	467,500		467,500
Project Alpha (Qlik)
4.81% (3 Month LIBOR + 350 bps) due 04/26/24	1,000,000		975,000
Cologix Holdings, Inc.
8.24% (1 Month LIBOR + 700 bps) due 03/20/25	750,000		754,373
Total Technology			13,777,122
Industrial - 7.9%
Hayward Industries, Inc.
9.49% (3 Month LIBOR + 825 bps) due 08/04/25	2,325,000		2,284,313
Ursa Insulation B.V.
7.75% (6 Month Euribor + 625 bps) due 04/27/20†††,1,2	EUR 1,250,000		1,488,095
7.75% (6 Month Euribor + 625 bps) due 04/26/20†††,1,2	EUR 261,071		310,799
Doncasters Group Ltd.
9.55% (3 Month LIBOR + 825 bps) due 10/09/20[1]	1,351,724		1,258,455
Advanced Integration Technology LP
5.99% (1 Month LIBOR + 475 bps) due 04/03/23	1,103,983		1,081,903
Diversitech Holdings, Inc.
8.70% (3 Month LIBOR + 750 bps) due 06/02/25	1,000,000		1,020,000
Bioplan USA, Inc.
5.99% (1 Month LIBOR + 475 bps) due 09/23/21	892,620		886,666
Resource Label Group LLC
9.80% (3 Month LIBOR + 850 bps) due 11/26/23[1]	850,000		847,875
HBC Hardware Holdings
7.80% (3 Month LIBOR + 650 bps) due 03/30/20†††,1	847,500		830,550
SRS Distribution, Inc.
10.05% (3 Month LIBOR + 875 bps) due 02/24/23	810,000		828,225
National Technical
7.23% (1 Month LIBOR + 600 bps) due 06/12/21†††,1,2	732,407		714,097

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 41.7% (continued)
Industrial - 7.9% (continued)
Ranpak
8.48% (1 Month LIBOR + 725 bps) due 10/03/22	553,333		$547,800
Ceva Group Plc (United Kingdom)
0.38% (3 Month EURIBOR + 500 bps) due 03/19/19	EUR 180,000		201,696
5.19% (3 Month EURIBOR + 500 bps) due 03/19/19[1]	130,000		121,798
ProAmpac PG Borrower LLC
9.82% (3 Month LIBOR + 850 bps) due 11/18/24	250,000		253,908
NaNa Development Corp.
8.03% (3 Month LIBOR + 675 bps) due 03/15/18[1]	104,974		102,875
Wencor Group
4.74% (1 Month LIBOR + 0 bps) due 06/19/19†††,1,2	76,923		73,682
Total Industrial			12,852,737
Utilities - 6.0%
Bhi Investments LLC
9.98% (1 Month LIBOR + 875 bps) due 02/28/25	3,000,000		2,940,000
Panda Temple II Power
7.30% (3 Month LIBOR + 600 bps) due 04/03/19	2,505,000		2,379,750
Invenergy Thermal
6.80% (3 Month LIBOR + 550 bps) due 10/19/22[1]	2,403,687		2,283,502
Exgen Texas Power LLC
6.05% (3 Month LIBOR + 475 bps) due 09/18/21	1,041,947		700,709
MRP Generation Holding
8.30% (3 Month LIBOR + 700 bps) due 10/18/22	744,375		688,547
Viva Alamo LLC
5.57% (3 Month LIBOR + 425 bps) due 02/22/21	494,878		468,897
Stonewall
6.80% (3 Month LIBOR + 550 bps) due 11/15/21	450,000		418,500
Total Utilities			9,879,905
Consumer, Cyclical - 5.8%
Accuride Corp.
8.30% (3 Month LIBOR + 700 bps) due 11/17/23	2,608,446		2,647,573
ABRA Auto Body
8.55% (3 Month LIBOR + 725 bps) due 09/19/22	2,350,000		2,351,951
BC Equity Ventures LLC
7.74% (1 Month LIBOR + 650 bps) due 08/31/22	1,934,386		1,953,729
Sears Holdings Corp.
5.74% (1 Month LIBOR + 450 bps) due 06/30/18	1,463,078		1,446,004
Blue Nile, Inc.
7.80% (3 Month LIBOR + 650 bps) due 02/17/23[1]	475,000		472,625

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 41.7% (continued)
Consumer, Cyclical - 5.8% (continued)
Acosta, Inc.
4.31% (3 Month LIBOR + 325 bps) due 09/26/19†††,1,2	488,889		$461,956
CH Holding Corp.
8.49% (1 Month LIBOR + 725 bps) due 02/03/25	200,000		204,000
Total Consumer, Cyclical			9,537,838
Consumer, Non-cyclical - 5.6%
Reddy Ice Holdings, Inc.
10.81% (3 Month LIBOR + 950 bps) due 11/01/19[1]	4,000,000		3,745,001
6.88% (3 Month LIBOR + 550 bps) due 05/01/19	297,668		293,501
CTI Foods Holding Co. LLC
8.49% (1 Month LIBOR + 725 bps) due 06/28/21[1]	3,430,000		2,761,150
Immucor, Inc.
6.24% (1 Month LIBOR + 500 bps) due 06/15/21	1,200,000		1,215,000
IHC Holding Corp.
8.05% (3 Month LIBOR + 675 bps) due 04/30/21†††,1,2	1,192,679		1,181,754
Targus Group International, Inc.
14.00% (Prime Rate + 1050 bps) due 05/24/16†††,1,2,3,10	383,723		–
Total Consumer, Non-cyclical			9,196,406
Energy - 3.9%
Moss Creek Resources LLC
9.50% (1 Month LIBOR + 800 bps) due 04/07/22†††,1,2	2,916,667		2,880,208
Cactus Wellhead
7.32% (3 Month LIBOR + 600 bps) due 07/31/20	1,717,604		1,661,782
Gavilan Resources LLC
7.23% (1 Month LIBOR + 600 bps) due 03/01/24	1,500,000		1,411,875
Summit Midstream Partners, LP
7.24% (1 Month LIBOR + 600 bps) due 05/13/22	500,000		506,250
Total Energy			6,460,115
Communications - 3.7%
Anaren, Inc.
9.55% (3 Month LIBOR + 825 bps) due 08/18/21[1]	2,200,000		2,170,674
Cengage Learning Acquisitions, Inc.
5.48% (1 Month LIBOR + 425 bps) due 06/07/23[7]	2,250,609		2,088,385
CSC Holdings, LLC
3.48% (1 Month LIBOR + 225 bps) due 07/17/25	1,346,625		1,337,091

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 41.7% (continued)
Communications - 3.7% (continued)
Proquest LLC
10.24% (1 Month LIBOR + 900 bps) due 12/15/22[1]	554,200		$536,881
Total Communications			6,133,031
Basic Materials - 0.2%
Big River Steel LLC
6.24% (1 Month LIBOR + 500 bps) due 08/23/23	350,000		353,500
Financial - 0.1%
Integro Parent, Inc.
7.06% (3 Month LIBOR + 575 bps) due 10/28/22[1]	221,907		220,797
Total Senior Floating Rate Interests
(Cost $70,098,723)			68,411,451
ASSET-BACKED SECURITIES†† - 9.2%
Collateralized Loan Obligations - 5.7%
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 6.04% (3 Month LIBOR + 473 bps) due 10/22/26[4,7,8]	1,000,000		976,603
Denali Capital CLO X Ltd.
2013-1A, 7.06% (3 Month LIBOR + 575 bps) due 04/28/25[4,7,8]	1,000,000		965,921
Eaton Vance CLO Ltd.
2014-1A, 6.33% (3 Month LIBOR + 503 bps) due 07/15/26[4,8]	1,000,000		928,054
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.56% (3 Month LIBOR + 425 bps) due 07/25/25[4,7,8]	750,000		720,553
Saranac CLO III Ltd.
2014-3A, 6.44% (3 Month LIBOR + 515 bps) due 06/22/25[4,8]	750,000		707,720
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 5.85% (3 Month LIBOR + 455 bps) due 10/15/26[4,8]	500,000		503,037
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[7,8]	500,000		500,152
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.17% (3 Month LIBOR + 415 bps) due 10/15/23[4,7,8]	500,000		496,803
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.23% (3 Month LIBOR + 500 bps) due 10/10/26[4,7,8]	500,000		493,720

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	~	Value
ASSET-BACKED SECURITIES†† - 9.2% (continued)
Collateralized Loan Obligations - 5.7% (continued)
Adams Mill CLO Ltd.
2014-1A, 6.16% (3 Month LIBOR + 500 bps) due 07/15/26[4,8]	500,000		$476,963
Jamestown CLO VI Ltd.
2015-6A, 6.07% (3 Month LIBOR + 475 bps) due 02/20/27[4,8]	500,000		474,642
Saranac CLO II Ltd.
2014-2A, 6.47% (3 Month LIBOR + 515 bps) due 02/20/25[4,8]	500,000		474,231
KVK CLO Ltd.
2014-2A, 6.05% (3 Month LIBOR + 475 bps) due 07/15/26[4,8]	500,000		454,190
Treman Park CLO Ltd.
2015-1A,due 04/20/27[7,8,13]	500,000		431,186
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[7,8,13]	600,000		422,786
Babson CLO Ltd.
2012-2A, due 05/15/23[7,8,13]	1,000,000		204,104
Total Collateralized Loan Obligations			9,230,665
Transport-Aircraft - 2.0%
Apollo Aviation Securitization Equity Trust
2014-1, 7.38% (WAC) due 12/15/29[4]	705,360		708,041
2016-2, 7.87% due 11/15/41	425,000		426,821
2016-1A, 9.20% due 03/17/36[7,8]	358,350		360,243
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[7,8]	1,069,738		1,109,505
Rise Ltd.
6.50% due 02/12/39	353,296		355,239

	Face
	Amount	~	Value
ASSET-BACKED SECURITIES†† - 9.2% (continued)
Transport-Aircraft - 2.0% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[7,12]	286,776		$266,988
AASET
2014-1 C, 10.00% due 12/15/29	120,508		120,960
Total Transport-Aircraft			3,347,797
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[8]	1,000,000		1,029,444
Whole Business - 0.6%
TSGE 2017-1
6.25% due 09/22/31†††	1,000,000		1,000,000
Financial - 0.3%
NCBJ 2015-1 A
5.88% due 07/08/22†††,2,7	500,000		500,912
Total Asset-Backed Securities
(Cost $14,283,116)			15,108,818
SENIOR FIXED RATE INTERESTS†† - 1.9%
Industrial - 1.2%
Ursa Insulation B.V.
12.50% due 04/26/21†††,1,2	EUR 1,756,938		2,068,381
Total Industrial			2,068,381
Consumer, Non-cyclical - 0.7%
Hanger, Inc.
11.50% due 08/01/19	925,000		936,562
Targus Group International Equity, Inc.
7.50% due 12/31/19†††,1,2,3,9	164,534		164,534
Total Consumer, Non-cyclical			1,101,096
Total Senior Fixed Rate Interests
(Cost $2,612,547)			3,169,477
Total Investments - 136.2%
(Cost $225,855,077)			$223,517,600
Other Assets & Liabilities, net - (36.2)%			(59,381,457)
Total Net Assets - 100.0%			$164,136,143

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at August 31, 2017	Net Unrealized Appreciation/Depreciation
J.P. Morgan	(3,117,000)	GBP	9/13/17	$4,050,230	$4,032,313	$17,917
J.P. Morgan	(40,000)	EUR	9/13/17	47,592	47,643	(51)
J.P. Morgan	(1,208,000)	CAD	9/13/17	954,361	967,558	(13,197)
Bank of America	(7,029,000)	EUR	9/13/17	8,278,137	8,372,022	(93,885)
						$(89,216)

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Illiquid security.
2	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $16,333,223, (cost $17,379,817) or 10.0% of total net assets.
3	Affiliated issuer — See Note 5.
4	Variable rate security. Rate indicated is the rate effective at August 31, 2017.
5	Perpetual maturity.
6	Rate indicated is the 7 day yield as of August 31, 2017.
7
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2017, the total value of securities segregated was $99,656,679.

8
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $86,779,842 (cost $83,922,057), or 52.9% of total net assets.

9	Payment-in-kind security.
10	Security is in default of interest and/or principal obligations.
11	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective at August 31, 2017.
12
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $349,511 (cost $1,066,221), or 0.2% of total net assets. See Note 7.

13	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

plc	Public Limited Company
REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
Euribor	Euro Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$13,607,906	$—	$1,500,912	$15,108,818
Common Stocks	1,360,833	—	—	717,043	2,077,876
Corporate Bonds	—	122,711,440	—	4,011,910	126,723,350
Forward Foreign Currency Exchange
Contracts	—	—	17,917	—	17,917
Exchange-Traded Funds	5,145,490	—	—	—	5,145,490
Money Market Fund	468,856	—	—	—	468,856
Preferred Stocks	2,366,332	—	—	6,727	2,373,059
Senior Fixed Rate Interests	—	936,562	—	2,232,915	3,169,477
Senior Floating Rate Interests	—	58,029,975	—	10,381,476	68,411,451
Warrants	—	39,223	—	—	39,223
Total Assets	$9,341,511	$195,325,106	$17,917	$18,850,983	$223,535,517

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange
Contracts	$—	$—	$107,133	$—	$107,133
Unfunded Loan Commitments	—	11,198	—	554,477	565,675
Total Liabilities	$—	$11,198	$107,133	$554,477	$672,808
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 08/31/2017	Valuation Technique	Unobservable Inputs	Input Range
Assets:
Asset Backed Securities	$1,000,000	Model Price	Trade Price	—
Asset Backed Securities	500,912	Option Adusted Spread	Indicative Quote for Comparable Security	—
Common Stocks	717,043	Enterprise Value	Valuation Multiple	9.3x-14.6x
Corporate Bonds	3,319,215	Model Price	Market Comparable Yields	5.5%-8.8%
Corporate Bonds	687,210	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Corporate Bonds	5,485	Enterprise Value	Valuation Multiple	7.5x
Preferred Stocks	6,727	Model Price	Liquidation Value	—
Senior Fixed Rate Interests	2,232,915	Enterprise Value	Valuation Multiple	9.8x
Senior Floating Rate Interests	5,388,681	Model Price	Purchase Price	—
Senior Floating Rate Interests	2,266,394	Enterprise Value	Valuation Multiple	9.3x-9.8x
Senior Floating Rate Interests	1,895,851	Model Price	Market Comparable Yields	6.3%-5.3%
Senior Floating Rate Interests	830,550	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Total Assets	$18,850,983
Liabilities:
Unfunded Loan Commitments	$554,477	Model Price	Purchase Price	—

Significant changes in indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

For the period ended August 31, 2017, there were $355,239 transferred from Level 3 to Level 2 due to availability of market price information.  There were no other securities that transferred between levels.

Summary of Fair Value of Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Assets						Liabilities
	Senior Floating Rate Interests/Senior Fixed Rate Interests	Asset-Backed Securities	Corporate Bonds	Preferred Stocks	Common Stocks	Total Assets	Unfunded Loan Commitments
GUGGENHEIM CREDIT ALLOCATION FUND
Assets:
Beginning Balance	$14,048,028	$855,012	$4,013,632	$—	$1,386,620	$20,303,292	$671,334
Purchases	736,994	1,000,000	82	109,809	—	1,846,885	(163,434)
Sales, maturities and paydowns	(2,778,373)	—	(6,833)	(103,082)	(515,635)	(3,403,923)	214,668
Total realized gains or losses included in earnings	(15,742)	—	(252)	—	(1,260,200)	(1,276,194)	(123,212)
Total change in unrealized gains or losses included in earnings	623,484	1,139	5,281	—	1,106,258	1,736,162	(33,681)
Transfers out of Level 3	—	(355,239)	—	—	—	(355,239)	(11,198)
Ending Balance	$12,614,391	$1,500,912	$4,011,910	$6,727	$717,043	$18,850,983	$554,477
Net Change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2017	$563,741	$(52)	$2,593	$-	$(251,454)	$314,828	$81,389

Affiliated Transactions

Transactions during the period ended August 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 05/31/17	Additions	Reductions	Change in Unrealized	Value 08/31/17	Shares 08/31/17	Investment Income
Aspect Software Parent, Inc.	$862,445	$—	$—	$(269,066)	$593,379	57,610	$–
Aspect Software, Parent Inc. 11.23% (1 Month LIBOR + 1000 bps) due 05/25/20	1,284,735	—	(8,204)	(22,374)	1,254,157	1,279,752	36,606
Aspect Software,Parent Inc. 11.20% (1 Month LIBOR + 1000 bps) due 05/25/18	385,000	82,500	—	—	467,500	467,500	12,669
Targus Group International Equity, Inc.	49,647	—	—	(331)	49,316	33,098	—
Targus Group International Equity, Inc. 7.50% due 12/31/19	158,467	6,067	—	—	164,534	164,534	6,178
Targus Group International, Inc. 14.00% (Prime Rate + 1050 bps) due 05/24/16	—	—	—	—	—	383,723	—

	$2,740,294	$88,567	$(8,204)	$(291,771)	$2,528,886		$55,453

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Credit Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on June 26, 2013. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to seek total return through a combination of current income and capital appreciation.

Guggenheim Funds Investment Advisors, LLC (“GFIA”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Fund. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 2 – Financial Instruments
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate.  In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$ 225,935,744	$ 9,228,026	$ (11,735,386)	$ (2,507,360)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 5 – Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Note 6 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2017. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2017, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Acosta, Inc.	9/26/19		1,511,111	$83,247
Advantage Sales & Marketing, Inc.	7/25/19		900,000	43,907
American Seafoods Group LLC / American Seafoods Finance, Inc.	8/19/21		450,000	44,158
American Stock Transfer & Trust	6/26/18		400,000	8,439
Aspect Software, Inc.	5/25/18		82,500	–
BBB Industries, LLC	11/4/19		1,100,000	65,927
Ceva Logistics Holdings BV (Dutch)	3/19/19		161,986	10,220
Cypress Intermediate Holdings III, Inc.	4/27/22		450,000	52,043
Hillman Group, Inc.	6/30/19		900,000	35,627
IntraWest Holdings S.à r.l.	12/10/18		1,100,000	11,198
Learning Care Group (US), Inc.	5/5/19		500,000	32,091
Lytx, Inc.	8/31/23		157,895	–
PowerSchool, Inc.	7/29/21		450,000	36,678
PowerSchool, Inc.	7/30/21		300,003	32,676
Pro Mach Group, Inc.	10/22/19		650,000	33,533
Signode Industrial Group	5/1/19		1,050,000	43,577
Signode Industrial Group US, Inc.	5/1/19		350,000	14,526
Surgery Center Holdings, Inc.	11/16/17		1,750,000	–
Ursa Insulation B.V.	4/26/21	EUR	60,096	–
Wencor Group	6/19/19		423,077	17,828
			12,746,668	565,675

* The face amount is denominated in U.S. dollars unless otherwise indicated.

Note 7 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Schahin II Finance Co. SPV Ltd.	01/08/14
5.88% due 09/25/22		$ 783,911	$ 82,523
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	282,310	266,988
		$1,066,221	$349,511

Other Information (Unaudited)	August 31, 2017

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:          /s/Amy J. Lee
Amy J. Lee
Vice President

Date:      October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/Amy J. Lee
Amy J. Lee
Vice President

Date:      October 30, 2017

By:          /s/John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      October 30, 2017